Condensed Consolidating Financial Information	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Condensed Consolidating Financial Information
17.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of March 31, 2016, we had an aggregate of $675.0 million of outstanding Senior Notes, as shown in Note 7, Long-Term Debt, to our Consolidated Financial Statements. The Senior Notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries. Unless otherwise noted below, each of the following guarantor subsidiaries are wholly-owned by Rex Energy Corporation and have provided guarantees of the Senior Notes that are joint and several and full and unconditional as of March 31, 2016:

•	Rex Energy I, LLC

•	Rex Energy Operating Corporation

•	Rex Energy IV, LLC

•	PennTex Resources Illinois, Inc.

•	R.E. Gas Development, LLC

The non-guarantor subsidiaries include certain consolidated subsidiaries, including Water Solutions, R.E. Disposal, LLC, Rex Energy Marketing, LLC and R.E. Ventures Holdings, LLC. We derive much of our business through and derive much of our income through our subsidiaries. Therefore, our ability to make required payments with respect to indebtedness and other obligations depends on the financial results and condition of our subsidiaries and our ability to receive funds from our subsidiaries. As of March 31, 2016, there were no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to us. There may be restrictions for certain non-guarantor subsidiaries.

The following financial statements present condensed consolidating financial data for (i) Rex Energy Corporation, the issuer of the notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes, and (iv) eliminations necessary to arrive at our consolidated financial statements, which include condensed consolidated balance sheets as of March 31, 2016 and December 31, 2015, the condensed consolidating statements of operations for each of the three-month periods ended March 31, 2016 and 2015, and the condensed consolidating statements of cash flows for each of the three-month periods ended March 31, 2016 and 2015.

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF MARCH 31, 2016

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$24,888	$—	$3	$—	$24,891
Accounts Receivable	24,252	16	47	—	24,315
Taxes Receivable	—	—	18	—	18
Short-Term Derivative Instruments	29,012	—	—	—	29,012
Inventory, Prepaid Expenses and Other	3,156	—	12	—	3,168

Total Current Assets	81,308	16	80	—	81,404
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,300,678	801	—		1,301,479
Unevaluated Oil and Gas Properties	257,697	—	—	—	257,697
Other Property and Equipment	40,133	895	—	—	41,028
Wells and Facilities in Progress	75,269	245	—	—	75,514
Pipelines	16,780	—	—	—	16,780

Total Property and Equipment	1,690,557	1,941	—	—	1,692,498
Less: Accumulated Depreciation, Depletion and Amortization	(720,100)	(898)	—	—	(720,998)

Net Property and Equipment	970,457	1,043	—	—	971,500
Other Assets	2,489	—	—	—	2,489
Intercompany Receivables	—	—	1,095,371	(1,095,371)	—
Investment in Subsidiaries – Net	(2,388)	—	(127,974)	130,362	—
Long-Term Derivative Instruments	8,460	—	—	—	8,460

Total Assets	$1,060,326	$1,059	$967,477	$(965,009)	$1,063,853

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$42,818	$—	$—	$—	$42,818
Current Maturities of Long-Term Debt	434	—	9,500	—	9,934
Accrued Liabilities	32,709	20	11,567		44,296
Short-Term Derivative Instruments	3,758	—	—	—	3,758

Total Current Liabilities	79,719	20	21,067	—	100,806
Long-Term Derivative Instruments	6,908	—	—	—	6,908
Senior Secured Line of Credit and Other Long-Term Debt, Net of Issuance Costs	—	—	143,294	—	143,294
Senior Notes, Net of Issuance Costs	—	—	657,511	—	657,511
Premium on Senior Notes – Net	—	—	2,245	—	2,245
Other Deposits and Liabilities	3,140	—	—	—	3,140
Future Abandonment Cost	42,964	448	—	—	43,412
Intercompany Payables	1,090,818	4,553	—	(1,095,371)	—

Total Liabilities	1,223,549	5,021	824,117	(1,095,371)	957,316
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	63	—	63
Additional Paid-In Capital	177,144	—	630,301	(177,144)	630,301
Accumulated Earnings (Deficit)	(340,367)	(3,962)	(487,005)	307,506	(523,828)

Total Stockholders’ Equity	(163,223)	(3,962)	143,360	130,362	106,537
Total Liabilities and Stockholders’ Equity	$1,060,326	$1,059	$967,477	$(965,009)	$1,063,853

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2016

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$30,463	$31	$—	$—	$30,494
Other Revenue	13	—	—	—	13

TOTAL OPERATING REVENUE	30,476	31	—	—	30,507
OPERATING EXPENSES
Production and Lease Operating Expense	30,121	25	—	—	30,146
General and Administrative Expense	6,068	9	(14)	—	6,063
Gain on Disposal of Asset	(30)	—	—	—	(30)
Impairment Expense	14,184	—	—	—	14,184
Exploration Expense	993	—	—	—	993
Depreciation, Depletion, Amortization and Accretion	19,379	29	—	—	19,408
Other Operating Income	329	—	—	—	329

TOTAL OPERATING EXPENSES	71,044	63	(14)	—	71,093
INCOME (LOSS) FROM OPERATIONS	(40,568)	(32)	14	—	(40,586)
OTHER INCOME (EXPENSE)
Interest Expense	(273)	—	(12,759)	—	(13,032)
Gain on Derivatives, Net	4,049	—	—	—	4,049
Debt Exchange Expense	—	—	(8,480)	—	(8,480)
Income (Loss) From Equity in Consolidated Subsidiaries	(25)	25	(38,151)	38,151	—

TOTAL OTHER INCOME (EXPENSE)	3,751	25	(59,390)	38,151	(17,463)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(36,817)	(7)	(59,376)	38,151	(58,049)
Income Tax Expense	(1,326)	(1)	(765)	—	(2,092)

NET INCOME (LOSS)	(38,143)	(8)	(60,141)	38,151	(60,141)
Preferred Stock Dividends	—	—	2,105	—	2,105

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(38,143)	$(8)	$(62,246)	$38,151	$(62,246)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2016

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(38,143)	$(8)	$(60,141)	$38,151	$(60,141)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Non-Cash Expenses (Income)	(30)	—	527	—	497
Depreciation, Depletion, Amortization and Accretion	19,379	29	—	—	19,408
Gain on Derivatives	(4,049)	—	—	—	(4,049)
Cash Settlements of Derivatives	12,994	—	—	—	12,994
Dry Hole Expense	843	—	—	—	843
Gain on Sale of Asset	(30)	—	—	—	(30)
Deferred Income Tax Expense	1,326	1	765	—	2,092
Impairment Expense	14,184	—	14,184	(14,184)	14,184
Changes in operating assets and liabilities
Accounts Receivable	15,852	10	(20,735)	—	(4,873)
Inventory, Prepaid Expenses and Other Assets	648	—	12	—	660
Accounts Payable and Accrued Liabilities	1,922	21	(2,251)	—	(308)
Other Assets and Liabilities	(170)	—	—	—	(170)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	24,726	53	(67,639)	23,967	(18,893)
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	27	(21)	23,961	(23,967)	—
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	71	—	—	—	71
Proceeds from Joint Venture for Reimbursement of Capital Costs	19,461	—	—	—	19,461
Acquisitions of Undeveloped Acreage	(5,266)	—	—	—	(5,266)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(15,036)	(32)	—	—	(15,068)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(743)	(53)	23,961	(23,967)	(802)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	—	46,500	—	46,500
Repayments of Loans and Other Long-Term Debt	(184)	—	—	—	(184)
Debt Issuance Costs	—	—	(2,821)	—	(2,821)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(184)	—	43,679	—	43,495
NET INCREASE IN CASH	23,799	—	1	—	23,800
CASH – BEGINNING	1,089	—	2	—	1,091

CASH – ENDING	$24,888	$—	$3	$—	$24,891

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

AS OF DECEMBER 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$1,089	$—	$2	$—	$1,091
Accounts Receivable	19,423	11	49	—	19,483
Taxes Receivable	—	—	18	—	18
Short-Term Derivative Instruments	34,260	—	—	—	34,260
Inventory, Prepaid Expenses and Other	3,804	—	25	—	3,829

Total Current Assets	58,576	11	94	—	58,681
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,245,626	774	—	(6,970)	1,239,430
Unevaluated Oil and Gas Properties	262,992	—	—	—	262,992
Other Property and Equipment	39,217	895	—	—	40,112
Wells and Facilities in Progress	144,587	239	—	(270)	144,556
Pipelines	16,161	—	—	(2,137)	14,024

Total Property and Equipment	1,708,583	1,908	—	(9,377)	1,701,114
Less: Accumulated Depreciation, Depletion and Amortization	(702,537)	(880)	—	3,518	(699,899)

Net Property and Equipment	1,006,046	1,028	—	(5,859)	1,001,215
Deferred Financing Costs and Other Assets – Net	2,501	—	—	—	2,501
Intercompany Receivables	—	—	1,070,548	(1,070,548)	—
Investment in Subsidiaries – Net	(1,907)	—	243,331	(241,424)	—
Long-Term Derivative Instruments	9,534	—	—	—	9,534

Total Assets	$1,074,750	$1,039	$1,313,973	$(1,317,831)	$1,071,931

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current Liabilities
Accounts Payable	$37,874	$—	$—	$—	$37,874
Current Maturities of Long-Term Debt	590	—	—	—	590
Accrued Liabilities	32,601	—	11,725	—	44,326
Short-Term Derivative Instruments	2,486	—	—	—	2,486

Total Current Liabilities	73,551	—	11,725	—	85,276
Long-Term Derivative Instruments	5,556	—	—	—	5,556
Senior Secured Line of Credit and Other Long-Term Debt, Net of Issuance Costs	28	—	109,368	—	109,396
Senior Notes, Net of Issuance Costs	—	—	663,089	—	663,089
Premium on Senior Notes – Net	—	—	2,344	—	2,344
Other Deposits and Liabilities	3,156	—	—	—	3,156
Future Abandonment Cost	42,443	440	—	—	42,883
Intercompany Payables	1,070,096	452	—	(1,070,548)	—

Total Liabilities	1,194,830	892	786,526	(1,070,548)	911,700
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	54	—	54
Additional Paid-In Capital	177,143	—	619,777	(173,057)	623,863
Accumulated Earnings (Deficit)	(297,223)	147	(92,385)	(74,226)	(463,687)

Total Stockholders’ Equity	(120,080)	147	527,447	(247,283)	160,231
Total Liabilities and Stockholders’ Equity	$1,074,750	$1,039	$1,313,973	$(1,317,831)	$1,071,931

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE THREE MONTHS ENDED MARCH 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$54,000	$111	$—	$—	$54,111
Other Revenue	11	—	—	—	11

TOTAL OPERATING REVENUE	54,011	111	—	—	54,122
OPERATING EXPENSES
Production and Lease Operating Expense	29,014	38	—	—	29,052
General and Administrative Expense	6,659	16	2,976	—	9,651
Loss on Disposal of Asset	65	—	—	—	65
Impairment Expense	7,012	11	—	—	7,023
Exploration Expense	518	—	—	—	518
Depreciation, Depletion, Amortization and Accretion	26,292	69	—	(235)	26,126
Other Operating Expense	5,191	—	—	—	5,191

TOTAL OPERATING EXPENSES	74,751	134	2,976	(235)	77,626
INCOME (LOSS) FROM OPERATIONS	(20,740)	(23)	(2,976)	235	(23,504)
OTHER INCOME (EXPENSE)
Interest Expense	(58)	—	(11,959)	—	(12,017)
Gain on Derivatives, Net	16,856	—	263	—	17,119
Other Expense	34	—	—	—	34
Loss From Equity Method Investments	(203)	—	—	—	(203)
Income (Loss) From Equity in Consolidated Subsidiaries	(23)	23	(3,214)	3,214	—

TOTAL OTHER INCOME (EXPENSE)	16,606	23	(14,910)	3,214	4,933
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(4,134)	—	(17,886)	3,449	(18,571)
Income Tax Benefit	20	—	72	—	92

INCOME (LOSS) FROM CONTINUING OPERATIONS	(4,114)	—	(17,814)	3,449	(18,479)
Loss From Discontinued Operations, Net of Income Tax	—	2,826	—	(864)	1,962

Net Income (Loss)	(4,114)	2,826	(17,814)	2,585	(16,517)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	1,297	—	—	1,297

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(4,114)	$1,529	$(17,814)	$2,585	$(17,814)

Preferred Stock Dividends	—	—	2,415	—	2,415

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(4,114)	$1,529	$(20,229)	$2,585	$(20,229)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE THREE MONTHS ENDING MARCH 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(4,114)	$2,826	$(17,814)	$2,585	$(16,517)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss From Equity Method Investments	203	—	—	—	203
Non-Cash Expenses	(70)	44	3,403	—	3,377
Depreciation, Depletion, Amortization and Accretion	26,292	1,480	—	(1,607)	26,165
Gain on Derivatives	(16,856)	—	(263)	—	(17,119)
Cash Settlements of Derivatives	10,579	—	500	—	11,079
Dry Hole Expense	(1)	—	—	—	(1)
(Gain) Loss on Sale of Asset	65	(32)	—	—	33
Impairment Expense	7,012	11	—	—	7,023
Changes in operating assets and liabilities
Accounts Receivable	10,437	(1,087)	428	251	10,029
Inventory, Prepaid Expenses and Other Assets	712	(322)	(62)	—	328
Accounts Payable and Accrued Liabilities	(12,518)	(2,496)	2,336	(251)	(12,929)
Other Assets and Liabilities	(199)	(133)	27	—	(305)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	21,542	291	(11,445)	978	11,366
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany loans to subsidiaries	27,192	(1,688)	(23,681)	(1,823)	—
Proceeds from Joint Venture Acreage Management	39	—	—	—	39
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	217	455	—	—	672
Proceeds from Joint Venture for Reimbursement of Capital Costs	16,611	—	—	—	16,611
Acquisitions of Undeveloped Acreage	(17,454)	(5)	—	—	(17,459)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(60,719)	(7,139)	—	845	(67,013)

NET CASH USED IN INVESTING ACTIVITIES	(34,114)	(8,377)	(23,681)	(978)	(67,150)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	18,826	54,000	—	72,826
Repayments of Long-Term Debt and Lines of Credit	—	(9,761)	(16,000)	—	(25,761)
Repayments of Loans and Other Notes Payable	(392)	(294)	—	—	(686)
Debt Issuance Costs	—	—	(459)	—	(459)
Dividends Paid	—	—	(2,415)	—	(2,415)
Distributions by the Partners of Consolidated Subsidiaries	—	(531)	—	—	(531)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(392)	8,240	35,126	—	42,974
NET INCREASE IN CASH	(12,964)	154	—	—	(12,810)
CASH – BEGINNING	17,978	113	5	—	18,096

CASH – ENDING	$5,014	$267	$5	$—	$5,286

25.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

As of December 31, 2015, we had $675.0 million of outstanding Senior Notes, as shown in Note 9, Long-Term Debt, to our Consolidated Financial Statements. The Senior Notes are guaranteed by certain of our wholly-owned subsidiaries, or guarantor subsidiaries. Unless otherwise noted below, each of the following guarantor subsidiaries are wholly-owned by Rex Energy Corporation and have provided guarantees of the Senior Notes that are joint and several and full and unconditional as of December 31, 2015:

•	Rex Energy I, LLC

•	Rex Energy Operating Corporation

•	Rex Energy IV, LLC

•	PennTex Resources Illinois, Inc.

•	R.E. Gas Development, LLC

The non-guarantor subsidiaries include certain consolidated subsidiaries, including Water Solutions, R.E. Disposal, LLC, Rex Energy Marketing, LLC and R.E. Ventures, LLC. We derive much of our business through and derive much of our income through our subsidiaries. Therefore, our ability to make required payments with respect to indebtedness and other obligations depends on the financial results and condition of our subsidiaries and our ability to receive funds from our subsidiaries. As of December 31, 2015, there were no restrictions on the ability of any of the guarantor subsidiaries to transfer funds to us. There may be restrictions for certain non-guarantor subsidiaries.

The following financial statements present condensed consolidating financial data for (i) Rex Energy Corporation, the issuer of the notes, (ii) the combined Guarantors, (iii) the combined other subsidiaries of the Company that did not guarantee the Notes, and (iv) eliminations necessary to arrive at our consolidated financial statements, which include condensed consolidated balance sheets as of December 31, 2015 and 2014, and the condensed consolidating statements of operations and condensed consolidating statements of cash flows for each of the years in the three-year period ended December 31, 2015.

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

FOR THE YEAR ENDED DECEMBER 31, 2015

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$1,089	$—	$2	$—	$1,091
Accounts Receivable	19,423	11	49	—	19,483
Taxes Receivable	—	—	18	—	18
Short-Term Derivative Instruments	34,260	—	—	—	34,260
Inventory, Prepaid Expenses and Other	3,804	—	25	—	3,829

Total Current Assets	58,576	11	94	—	58,681
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,245,626	774	—	(6,970)	1,239,430
Unevaluated Oil and Gas Properties	262,992	—	—	—	262,992
Other Property and Equipment	39,217	895	—	—	40,112
Wells and Facilities in Progress	144,587	239	—	(270)	144,556
Pipelines	16,161	—	—	(2,137)	14,024

Total Property and Equipment	1,708,583	1,908	—	(9,377)	1,701,114
Less: Accumulated Depreciation, Depletion and Amortization	(702,537)	(880)	—	3,518	(699,899)

Net Property and Equipment	1,006,046	1,028	—	(5,859)	1,001,215
Deferred Financing Costs and Other Assets – Net	2,501	—	14,043	—	16,544
Equity Method Investments	—	—	—	—	—
Long-Term Deferred Tax Asset	—	—	12,532	—	12,532
Intercompany Receivables	—	—	1,070,548	(1,070,548)	—
Investment in Subsidiaries – Net	(1,907)	—	243,331	(241,424)	—
Long-Term Derivative Instruments	9,534	—	—	—	9,534

Total Assets	$1,074,750	$1,039	$1,340,548	$(1,317,831)	$1,098,506

LIABILITIES AND EQUITY
Current Liabilities
Accounts Payable	$37,874	$—	$—	$—	$37,874
Current Maturities of Long-Term Debt	590	—	—	—	590
Accrued Liabilities	32,601	—	11,725	—	44,326
Short-Term Derivative Instruments	2,486	—	—	—	2,486
Current Deferred Tax Liability	—	—	12,532	—	12,532

Total Current Liabilities	73,551	—	24,257	—	97,808
8.875% Senior Notes Due 2020	—	—	350,000	—	350,000
6.25% Senior Notes Due 2022	—	—	325,000	—	325,000
Premium on Senior Notes – Net	—	—	2,344	—	2,344
Senior Secured Line of Credit and Other Long-Term Debt	28	—	111,500	—	111,528
Long-Term Derivative Instruments	5,556	—	—	—	5,556
Other Deposits and Liabilities	3,156	—	—	—	3,156
Future Abandonment Cost	42,443	440	—	—	42,883
Intercompany Payables	1,070,096	452	—	(1,070,548)	—

Total Liabilities	1,194,830	892	813,101	(1,070,548)	938,275
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	54	—	54
Additional Paid-In Capital	177,143	—	619,777	(173,057)	623,863
Accumulated Earnings (Deficit)	(297,223)	147	(92,385)	(74,226)	(463,687)

Rex Energy Stockholders’ Equity	(120,080)	147	527,447	(247,283)	160,231
Noncontrolling Interests	—	—	—	—	—

Total Stockholders’ Equity	(120,080)	147	527,447	(247,283)	160,231
Total Liabilities and Stockholders’ Equity	$1,074,750	$1,039	$1,340,548	$(1,317,831)	$1,098,506

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$171,440	$511	$—	$—	$171,951
Other Revenue	42	—	—	—	42

TOTAL OPERATING REVENUE	171,482	511	—	—	171,993
OPERATING EXPENSES
Production and Lease Operating Expense	118,825	174	—	—	118,999
General and Administrative Expense	22,879	52	6,504	—	29,435
Gain on Disposal of Asset	(477)	—	—	—	(477)
Impairment Expense	345,892	1,396	—	(1,513)	345,775
Exploration Expense	2,879	137	—	(5)	3,011
Depreciation, Depletion, Amortization and Accretion	105,556	157	—	(969)	104,744
Other Operating Expense	5,595	—	—	—	5,595

TOTAL OPERATING EXPENSES	601,149	1,916	6,504	(2,487)	607,082
INCOME (LOSS) FROM OPERATIONS	(429,667)	(1,405)	(6,504)	2,487	(435,089)
OTHER INCOME (EXPENSE)
Interest Expense	(271)	—	(47,535)	—	(47,806)
Gain on Derivatives, Net	59,242	—	934	—	60,176
Other Expense	(115)	—	—	—	(115)
Loss From Equity Method Investments	(411)	—	—	—	(411)
Income (Loss) From Equity in Consolidated Subsidiaries	(1,324)	1,324	(313,198)	313,198	—

TOTAL OTHER INCOME (EXPENSE)	57,121	1,324	(359,799)	313,198	11,844
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(372,546)	(81)	(366,303)	315,685	(423,245)
Income Tax Benefit	21,122	81	3,024	—	24,227

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(351,424)	—	(363,279)	315,685	(399,018)
Income (Loss) From Discontinued Operations, Net of Income Tax	—	3,908	35,269	(1,192)	37,985

NET INCOME (LOSS)	(351,424)	3,908	(328,010)	314,493	(361,033)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	2,245	—	—	2,245

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(351,424)	$1,663	$(328,010)	$314,493	$(363,278)

Preferred Stock Dividends	—	—	9,660	—	9,660

NET INCOME (LOSS) ATTRIBUTABLE TO COMMON SHAREHOLDERS	$(351,424)	$1,663	$(337,670)	$314,493	$(372,938)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2015

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(351,424)	$3,908	$(328,010)	$314,493	$(361,033)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss on Equity Method Investments	411	—	—	—	411
Non-Cash Expenses (Income)	(201)	(334)	8,184	—	7,649
Depreciation, Depletion, Amortization and Accretion	105,555	3,230	—	(3,963)	104,822
Gain on Derivatives	(59,242)	—	(934)	—	(60,176)
Cash Settlements of Derivatives	54,859	—	934	—	55,793
Dry Hole Expense	199	136	—	(5)	330
Gain on Sale of Asset	(477)	(44)	—	—	(521)
Gain on Sale of Water Solutions	—	—	(57,778)	—	(57,778)
Impairment Expense	345,892	1,396	345,892	(347,405)	345,775
Changes in operating assets and liabilities
Accounts Receivable	24,240	(453)	429	(2,537)	21,679
Inventory, Prepaid Expenses and Other Assets	(431)	(142)	5	—	(568)
Accounts Payable and Accrued Liabilities	(20,008)	(4,969)	(515)	2,537	(22,955)
Other Assets and Liabilities	(2,497)	(73)	27	—	(2,543)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	96,876	2,655	(31,766)	(36,880)	30,885
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	103,212	(3,362)	(135,566)	35,716	—
Proceeds from Joint Venture Acreage Management	58	—	—	—	58
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	9,766	560	66,900	—	77,226
Proceeds from Joint Venture	16,611	—	—	—	16,611
Acquisitions of Undeveloped Acreage	(27,963)	(279)	—	—	(28,242)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(214,450)	(7,813)	—	1,164	(221,099)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(112,766)	(10,894)	(68,666)	36,880	(155,446)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	35,814	193,500	—	229,314
Repayments of Long-Term Debt and Lines of Credit	—	(26,335)	(82,000)	—	(108,335)
Repayments of Loans and Other Notes Payable	(999)	(520)	—	—	(1,519)
Debt Issuance Costs	—	(3)	(1,411)	—	(1,414)
Distributions by the Partners of Consolidated Subsidiary	—	(830)	—	—	(830)
Dividends Paid on Preferred Stock	—	—	(9,660)	—	(9,660)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(999)	8,126	100,429	—	107,556
NET (DECREASE) IN CASH	(16,889)	(113)	(3)	—	(17,005)
CASH – BEGINNING	17,978	113	5	—	18,096

CASH – ENDING	$1,089	$—	$2	$—	$1,091

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING BALANCE SHEETS

FOR THE YEAR ENDED DECEMBER 31, 2014

($ in Thousands, Except Share and Per Share Data)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
ASSETS
Current Assets
Cash and Cash Equivalents	$17,978	$—	$—	$—	$17,978
Accounts Receivable	43,726	210	—	—	43,936
Taxes Receivable	—	—	504	—	504
Short-Term Derivative Instruments	29,265	—	—	—	29,265
Assets Held For Sale	—	36,794	—	(2,537)	34,257
Inventory, Prepaid Expenses and Other	3,374	—	29	—	3,403

Total Current Assets	94,343	37,004	533	(2,537)	129,343
Property and Equipment (Successful Efforts Method)
Evaluated Oil and Gas Properties	1,084,332	467	—	(5,760)	1,079,039
Unevaluated Oil and Gas Properties	321,708	705	—	—	322,413
Other Property and Equipment	45,466	895	—	—	46,361
Wells and Facilities in Progress	127,759	456	—	(560)	127,655
Pipelines	17,555	—	—	(1,898)	15,657

Total Property and Equipment	1,596,820	2,523	—	(8,218)	1,591,125
Less: Accumulated Depreciation, Depletion and Amortization	(367,224)	(730)	—	1,037	(366,917)

Net Property and Equipment	1,229,596	1,793	—	(7,181)	1,224,208
Deferred Financing Costs and Other Assets—Net	2,421	—	14,649	—	17,070
Equity Method Investments	17,895	—	—	—	17,895
Long-Term Deferred Tax Asset	—	—	8,301	—	8,301
Intercompany Receivables	—	—	951,025	(951,025)	—
Investment in Subsidiaries – Net	4,161	1,541	258,448	(264,150)	—
Long-Term Derivative Instruments	4,904	—	—	—	4,904

Total Assets	$1,353,320	$40,338	$1,232,956	$(1,224,893)	$1,401,721

LIABILITIES AND EQUITY
Current Liabilities
Accounts Payable	$55,877	$—	$—	$(2,537)	$53,340
Current Maturities of Long-Term Debt	1,176	—	—	—	1,176
Accrued Liabilities	46,783	571	12,124	—	59,478
Short-Term Derivative Instruments	421	—	—	—	421
Long-Term Deferred Tax Liability	—	—	8,301	—	8,301
Liabilities Related to Assets Held For Sale	—	25,115	—	—	25,115

Total Current Liabilities	104,257	25,686	20,425	(2,537)	147,831
8.875% Senior Notes Due 2020	—	—	350,000	—	350,000
6.25% Senior Notes Due 2022			325,000		325,000
Premium (Discount) on Senior Notes – Net	—	—	2,725	—	2,725
Senior Secured Line of Credit and Other Long-Term Debt	251	—	—	—	251
Long-Term Derivative Instruments	2,377	—	—	—	2,377
Other Deposits and Liabilities	4,018	—	—	—	4,018
Future Abandonment Cost	38,097	49	—	—	38,146
Intercompany Payables	947,114	3,911	—	(951,025)	—

Total Liabilities	1,096,114	29,646	698,150	(953,562)	870,348
Stockholders’ Equity
Preferred Stock	—	—	1	—	1
Common Stock	—	—	54	—	54
Additional Paid-In Capital	177,144	79,743	617,826	(256,887)	617,826
Accumulated Earnings (Deficit)	80,062	(69,253)	(83,075)	(18,483)	(90,749)

Rex Energy Stockholders’ Equity	257,206	10,490	534,806	(275,370)	527,132
Noncontrolling Interests	—	202	—	4,039	4,241

Total Stockholders’ Equity	257,206	10,692	534,806	(271,331)	531,373
Total Liabilities and Stockholders’ Equity	$1,353,320	$40,338	$1,232,956	$(1,224,893)	$1,401,721

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2014

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$297,710	$159	$—	$—	$297,869
Other Revenue	118	—	—	—	118

TOTAL OPERATING REVENUE	297,828	159	—	—	297,987
OPERATING EXPENSES
Production and Lease Operating Expense	100,261	21	—	—	100,282
General and Administrative Expense	30,317	83	5,737	—	36,137
Loss on Disposal of Asset	644	—	—	—	644
Impairment Expense	126,662	5,956	—	—	132,618
Exploration Expense	9,165	281	—	—	9,446
Depreciation, Depletion, Amortization and Accretion	94,643	513	—	(689)	94,467
Other Operating Expense	134	—	—	—	134

TOTAL OPERATING EXPENSES	361,826	6,854	5,737	(689)	373,728
INCOME (LOSS) FROM OPERATIONS	(63,998)	(6,695)	(5,737)	689	(75,741)
OTHER INCOME (EXPENSE)
Interest Expense	(142)	—	(36,835)	—	(36,977)
Gain on Derivatives, Net	37,359	—	1,517	—	38,876
Other Income (Expense)	90	—	—	—	90
Loss From Equity Method Investments	(813)	—	—	—	(813)
Income (Loss) From Equity in Consolidated Subsidiaries	(4,278)	4,278	(20,204)	20,204	—

TOTAL OTHER INCOME (EXPENSE)	32,216	4,278	(55,522)	20,204	1,176
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	(31,782)	(2,417)	(61,259)	20,893	(74,565)
Income Tax (Expense) Benefit	9,928	2,417	14,570	—	26,915

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(21,854)	—	(46,689)	20,893	(47,650)
Income From Discontinued Operations, Net of Income Taxes	—	9,330	—	(4,330)	5,000

NET INCOME (LOSS)	(21,854)	9,330	(46,689)	16,563	(42,650)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	4,039	—	—	4,039

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$(21,854)	$5,291	$(46,689)	$16,563	$(46,689)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2014

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$(21,854)	$9,330	$(46,689)	$16,563	$(42,650)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss on Equity Method Investments	813	—	—	—	813
Non-Cash Expenses (Income)	(273)	278	6,784	—	6,789
Depreciation, Depletion, Amortization and Accretion	94,643	4,217	—	(689)	98,171
Deferred Income Tax Benefit	(9,928)	(1,649)	(14,415)	—	(25,992)
Gain on Derivatives	(37,359)	—	(1,517)	—	(38,876)
Cash Settlements of Derivatives	5,969	—	1,312	—	7,281
Dry Hole Expense	3,797	267	—	—	4,064
(Gain) Loss on Sale of Asset	644	(55)	—	—	589
Impairment Expense	126,662	6,022	—	—	132,684
Changes in operating assets and liabilities
Accounts Receivable	(11,450)	(6,090)	4,686	(766)	(13,620)
Inventory, Prepaid Expenses and Other Assets	(1,283)	(74)	(2)	—	(1,359)
Accounts Payable and Accrued Liabilities	23,768	3,488	9,252	766	37,274
Other Assets and Liabilities	(2,127)	(335)	—	—	(2,462)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	172,022	15,399	(40,589)	15,874	162,706
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	397,382	(5,412)	(371,768)	(20,202)	—
Proceeds from Joint Venture Acreage Management	263	—	—	—	263
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	254	292	—	—	546
Acquisitions of Undeveloped Acreage	(168,713)	(710)	—	—	(169,423)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(382,889)	(12,861)	—	4,328	(391,422)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(153,703)	(18,691)	(371,768)	(15,874)	(560,036)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	38,895	171,000	—	209,895
Repayments of Long-Term Debt and Lines of Credit	—	(33,152)	(230,000)	—	(263,152)
Repayments of Loans and Other Notes Payable	(1,727)	(994)	—	—	(2,721)
Proceeds from Senior Notes, net of Discounts and Premiums	—	—	325,000	—	325,000
Debt Issuance Costs	—	(8)	(6,816)	—	(6,824)
Proceeds from Issuance of Preferred Stock, Net	—	—	154,988	—	154,988
Proceeds from the Exercise of Stock Options	—	—	515	—	515
Purchase of Non-Controlling Interests	—	(1,840)	—	—	(1,840)
Dividends Paid on Preferred Stock	—	—	(2,335)	—	(2,335)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,727)	2,901	412,352	—	413,526
NET INCREASE (DECREASE) IN CASH	16,592	(391)	(5)	—	16,196
CASH – BEGINNING	1,386	504	10	—	1,900

CASH – ENDING	$17,978	$113	$5	$—	$18,096

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
OPERATING REVENUE
Oil, Natural Gas and NGL Sales	$213,919	$—	$—	$—	$213,919
Other Revenue	200	—	—	—	200

TOTAL OPERATING REVENUE	214,119	—	—	—	214,119
OPERATING EXPENSES
Production and Lease Operating Expense	62,138	12	—	—	62,150
General and Administrative Expense	25,376	43	5,420	—	30,839
Loss on Disposal of Asset	1,601	1	—	—	1,602
Impairment Expense	32,072	—	—	—	32,072
Exploration Expense	11,395	13	—	—	11,408
Depreciation, Depletion, Amortization and Accretion	62,540	46	—	(200)	62,386
Other Operating Expense	592	—	—	—	592

TOTAL OPERATING EXPENSES	195,714	115	5,420	(200)	201,049
INCOME (LOSS) FROM OPERATIONS	18,405	(115)	(5,420)	200	13,070
OTHER INCOME (EXPENSE)
Interest Expense	(64)	—	(22,612)	—	(22,676)
Gain on Derivatives, Net	(2,703)	—	(205)	—	(2,908)
Other Income (Expense)	6,739	—	—	—	6,739
Loss From Equity Method Investments	(763)	—	—	—	(763)
Income (Loss) From Equity in Consolidated Subsidiaries	(33)	33	5,703	(5,703)	—

TOTAL OTHER INCOME (EXPENSE)	3,176	33	(17,114)	(5,703)	(19,608)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	21,581	(82)	(22,534)	(5,503)	(6,538)
Income Tax (Expense) Benefit	(14,409)	(1,841)	20,404	—	4,154

NET INCOME (LOSS) FROM CONTINUING OPERATIONS	7,172	(1,923)	(2,130)	(5,503)	(2,384)
Income From Discontinued Operations, Net of Income Taxes	—	4,385	—	(2,574)	1,811

NET INCOME (LOSS)	7,172	2,462	(2,130)	(8,077)	(573)
Net Income Attributable to Noncontrolling Interests of Discontinued Operations	—	1,557	—	—	1,557

NET INCOME (LOSS) ATTRIBUTABLE TO REX ENERGY	$7,172	$905	$(2,130)	$(8,077)	$(2,130)

REX ENERGY CORPORATION AND SUBSIDIARIES

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

FOR THE YEAR ENDING DECEMBER 31, 2013

($ in Thousands)

	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Rex Energy Corporation (Note Issuer)	Eliminations	Consolidated Balance
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income (Loss)	$7,172	$2,462	$(2,130)	$(8,077)	$(573)
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities
Loss on Equity Method Investments	763	—	—	—	763
Non-Cash Expenses	(194)	55	6,369	—	6,230
Depreciation, Depletion, Amortization and Accretion	62,540	1,604	—	(200)	63,944
Deferred Income Tax Expense (Benefit)	14,409	2,210	(14,340)	—	2,279
Gain on Derivatives	2,703	—	205	—	2,908
Cash Settlements of Derivatives	7,128	—	—	—	7,128
Dry Hole Expense	2,993	—	—	—	2,993
(Gain) Loss on Sale of Asset	(5,289)	(922)	—	—	(6,211)
Impairment Expense	32,072	—	—	—	32,072
Changes in operating assets and liabilities
Accounts Receivable	(5,877)	(6,515)	1,241	(1,575)	(12,726)
Inventory, Prepaid Expenses and Other Assets	(826)	(59)	—	—	(885)
Accounts Payable and Accrued Liabilities	8,554	874	1,481	1,982	12,891
Other Assets and Liabilities	(2,272)	(88)	(137)	—	(2,497)

NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	123,876	(379)	(7,311)	(7,870)	108,316
CASH FLOWS FROM INVESTING ACTIVITIES
Intercompany Loans to Subsidiaries	186,089	1,619	(193,015)	5,307	—
Proceeds from Joint Venture Acreage Management	458	—	—	—	458
Contributions to Equity Method Investments	(2,493)	—	—	—	(2,493)
Proceeds from the Sale of Oil and Gas Properties, Prospects and Other Assets	8,071	3,234	—	—	11,305
Acquisitions of Undeveloped Acreage	(41,782)	(2)	—	—	(41,784)
Capital Expenditures for Development of Oil and Gas Properties and Equipment	(275,697)	(7,870)	—	2,563	(281,004)

NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(125,354)	(3,019)	(193,015)	7,870	(313,518)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Long-Term Debt and Lines of Credit	—	7,249	65,000	—	72,249
Repayments of Long-Term Debt and Lines of Credit	—	(2,480)	(6,000)	—	(8,480)
Repayments of Loans and Other Notes Payable	(1,363)	(642)	—	—	(2,005)
Proceeds from Senior Notes, net of Discounts and Premiums	—	—	105,000	—	105,000
Debt Issuance Costs	—	(8)	(3,126)	—	(3,134)
Proceeds from the Exercise of Stock Options	—	—	533	—	533
Purchase of Non-Controlling Interests	—	(150)	—	—	(150)
Distributions by the Partners of Consolidated Subsidiary	—	(886)	—	—	(886)

NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	(1,363)	3,083	161,407	—	163,127
NET INCREASE (DECREASE) IN CASH	(2,841)	(315)	(38,919)	—	(42,075)
CASH – BEGINNING	4,227	819	38,929	—	43,975

CASH – ENDING	$1,386	$504	$10	$—	$1,900